Variable Interest Entities (Summary Of VIE Not Consolidated By FHN) (Details) - USD ($)		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Variable Interest Entity [Line Items]
Loans, net of unearned income		$ 17,686,502,000	[1]	$ 16,230,166,000		$ 15,389,074,000
Term borrowings		1,315,176,000		1,880,105,000
Trading securities		881,450,000		1,194,391,000
Total MSR recognized by FHN		0		0
Securities available for sale, Fair Value		3,929,846,000	[2]	3,556,613,000	[3]
Low Income Housing Partnerships [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		70,530,000	[4]	61,161,000	[5]
Maximum loss exposure, contractual funding commitments		18,000,000		4,700,000
Liability Recognized		17,968,000	[4]	4,678,000	[5]
Low Income Housing Partnerships [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments		52,600,000		56,500,000
Other Tax Credit Investments [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		20,977,000	[6],[7]	21,746,000	[8],[9]
Liability Recognized		0	[6],[7]	0	[8],[9]
Other Tax Credit Investments [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Maximum loss exposure, current investments		18,000,000		18,000,000
Small Issuer Trust Preferred Holdings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		333,906,000	[10]	364,882,000	[11]
Liability Recognized		0	[10]	0	[11]
On Balance Sheet Trust Preferred Securitization [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		49,809,000	[12]	51,613,000	[13]
Liability Recognized		64,365,000	[12]	62,561,000	[13]
Loans, net of unearned income		112,500,000		112,500,000
Term borrowings		64,400,000		62,600,000
Trading securities		1,700,000		1,700,000
Proprietary Trust Preferred Issuances [Member]
Variable Interest Entity [Line Items]
Liability Recognized	[14]			206,186,000
Proprietary & Agency Residential Mortgage Securitizations [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		23,982,000	[15]	25,904,000	[16]
Liability Recognized		0	[15]	0	[16]
Trading securities		4,400,000		5,600,000
Total MSR recognized by FHN		600,000		700,000
Proprietary & Agency Residential Mortgage Securitizations [Member] | Other Assets [Member]
Variable Interest Entity [Line Items]
Aggregate servicing advances		19,000,000		19,600,000
Holdings Of Agency Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		4,101,454,000	[10],[17]	3,881,505,000	[11],[18]
Liability Recognized		0	[10],[17]	0	[11],[18]
Trading securities		400,000,000		519,100,000
Securities available for sale, Fair Value		3,700,000,000		3,400,000,000
Commercial Loan Troubled Debt Restructurings [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure		27,649,000	[19]	47,258,000	[20],[21]
Maximum loss exposure, contractual funding commitments				3,200,000
Liability Recognized		0	[19]	0	[20],[21]
Loans, net of unearned income				$ 44,000,000
Sale Leaseback Transaction [Member]
Variable Interest Entity [Line Items]
Maximum Loss Exposure	[22]	11,827,000
Liability Recognized	[22]	$ 0

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Includes $ 3.3 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[4]	Maximum loss exposure represents $ 52 . 6 million of current investments and $ 18 . 0 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other Liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2016 .
[5]	Maximum loss exposure represents $ 56.5 million of current investments and $ 4.7 million of accrued contractual funding commitments. Accrued funding commitments represent unconditional contractual obligations for future funding events, and are also recognized in Other Liabilities. FHN currently expects to be required to fund these accrued commitments by the end of 2016 .
[6]	A lia bility is not recognized as investments are written down over the life of the related tax credit
[7]	Maximum loss exposure represe nts current investment balance. Of the initial investment, $ 1 8 . 0 million was funded through loans from community development enterprises
[8]	A liability is not recognized as investments are written down over the life of the related tax credit
[9]	Maximum loss exposure represents current investment balance. Of the initial investment, $ 18.0 million was funded through loans from community development enterprises
[10]	Maximum loss exposure represents the value of current investments. A liability is not recognized as FHN is solely a ho lder of the trusts’ securities.
[11]	Maximum loss exposure represen ts the value of current investments. A liability is not recognized as FHN is solely a holder of the trusts’ securities.
[12]	Includes $ 112 . 5 million classified as Loans, net of unearned income, and $ 1 . 7 million classified as Trading securities which are offset by $ 64.4 million classified as Term borrowings.
[13]	Includes $ 112.5 million classified as Loans, net of unearned income, and $ 1.7 million classified as Trading securities which are offset by $ 62 . 6 million classified as Term borrowings.
[14]	No exposure to loss due to the nature of FHN’s involveme nt
[15]	Includes $ . 6 million classified as MSR , $ 4 . 4 million classified as Trading securities , and $ 19 . 0 million of aggregate servicing advances .
[16]	Includes $ .7 million classified as MSR related to proprietary and agency residential mortgage securitizations and $ 5 . 6 million classified as Trading securities related to proprietary and agency residential mortga ge securitizations . Aggregate servicing advances of $ 19 . 6 million are classified as Other assets.
[17]	Includes $ .4 b illion classified as Trading securities and $ 3 . 7 billion cla ssified as Securities available-for- sale.
[18]	Includes $ 519 . 1 million classified as Trading securities and $ 3 . 4 billion cla ssified as Securi ties available-for- sale.
[19]	Ma ximum loss exposure represents the value of current receivables . A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.
[20]	A liability is not recognized as the loans are the only variable interests held in the troubled commercial borrowers’ operations.
[21]	Maximum loss exposure represents $ 44 . 0 million of current receivables and $ 3 . 2 million of contractual funding commitments on loans related to commercial borrowers involved in a troubled debt restructuring.
[22]	Maximum loss exposure represents the current loan balance plus additional funding commitments less am ounts received from the buyer- lessor .